Intangible assets - Schedule of Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	€ 10
Decreases	0
Transfer	0
Intangible assets at end of period	7
Additions, Netting
Reconciliation of changes in intangible assets other than goodwill [abstract]
Increases	(3)
Gross book value of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	742
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	742
Gross book value of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	72
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	72
Gross book value of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	669
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	669
Accumulated depreciation of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(732)
Increases	(3)
Decreases	0
Transfer	0
Intangible assets at end of period	(734)
Accumulated depreciation of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(66)
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	(66)
Accumulated depreciation of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(666)
Increases	(2)
Decreases	0
Transfer	0
Intangible assets at end of period	€ (668)